Cover	Jul. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 05, 2022
Entity File Number	001-38029
Entity Registrant Name	Akoustis Technologies, Inc.
Entity Central Index Key	0001584754
Entity Tax Identification Number	33-1229046
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9805 Northcross Center Court
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Huntersville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28078
City Area Code	704
Local Phone Number	997-5735
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable